SCHEDULE OF OPERATING LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 114,027		$ 95,808	$ 58,849	$ 30,084
Operating lease liability	$ 114,727		$ 96,157	$ 59,897	$ 30,084
Weighted-average remaining lease term (years)	2 years 6 months 10 days		1 year 11 months 12 days	2 years 29 days
Weighted-average discount rate	8.00%		8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 33,906		$ 20,194	$ 52,043
Total operating lease costs	33,906	$ 20,194	20,194	52,043
Operating cash outflows from operating lease (obligation payment)	13,361		53,442	51,344
Right-of-use asset obtained in exchange for new operating lease liability	$ 30,084